STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

Note 11 - Stock Based Compensation

Equity Compensation Plans

The 2019 Stock Incentive Plan (the “2019 Plan”), was adopted by the Board of Directors to reserve a sufficient number of shares to facilitate the grants of stock options and restricted stock to employees, officers and directors, non-employee advisors and consultants in exchange for certain services. Awards granted under the 2019 Plan are issued at the discretion of the Board of Directors. Awards generally vest over four years; however, vesting terms are subject to terms set forth by the Board of Directors when the award is granted. Stock options granted under the 2019 Plan expire 10 years from the date of grant, which was subsequently amended.

Share-Based Compensation Awards

The Company estimates the fair value of stock options with service conditions and performance conditions using the Black-Scholes valuation model. The resulting fair value is recorded as compensation cost on a straight-line basis over the requisite service period. The key inputs and assumptions used to estimate the fair value of stock options include the value of the underlying stock at grant date, expected term, stock price volatility, the appropriate annual risk-free rate, and expected annual dividend yield.

Given the Company’s lack of historical data, the Company’s estimate of the expected term was calculated in accordance with the simplified method. Additionally, the Company has identified publicly traded comparable companies with similar characteristics (e.g., lithium battery manufacturing) whose historical stock price volatilities were used in the estimation of expected volatility. The risk-free interest rate is based on the U.S. Treasury zero coupon instrument with a duration/term that equals the expected term calculated by the Company.

For stock options with performance conditions, vesting is also subject to service conditions; however, the number of options that ultimately vest also depends on the attainment of certain predefined performance criteria. Note that stock options with performance conditions were issued to two strategic consultants of the Company and the performance criteria are related to the achievement of certain third-party purchase orders and contracts. No stock options with performance conditions were granted during the three months ended March 31, 2026.

The assumptions made for purposes of estimating the fair value under the Black Scholes valuation model for stock options granted during the three months ended March 31, 2026 and 2025 were as follows:

Three Months Ended March 31,
	2026	2025
Expected term of options (years)	5.00 - 6.07	5.00 - 6.06
Risk free interest rate	3.83% - 3.98%	4.02% - 4.43%
Volatility	60.92% - 65.79%	64.37% - 65.81%
Expected dividend yield	—	—
Common stock grant date fair value per share	$25.18 - $27.78	$3.23
Option grant date fair value per share	$13.89 - $17.42	$1.87 - $2.03

For the three months ended March 31, 2026, and 2025, the Company recorded stock-based compensation expense of $1,534 and $3,857, respectively. The following table provides stock-based compensation expense by class reflected in the Company’s condensed consolidated statements of operations related to stock options (including stock options with performance conditions) for the three months ended March 31, 2026, and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$240	$347
Selling, general and administrative	1,294	3,510
Total	$1,534	$3,857

Stock Options

The following table summarizes stock option activity for the three months ended March 31, 2026, and 2025:

			Weighted-
			Average
			Remaining
		Weighted-	Contractual	Aggregate
	Number of	Average	Term	Intrinsic Value
	Options	Exercise Price	(Years)	(in thousands)
Outstanding as of December 31, 2024 (1)	5,085,269	$6.78	7.28	$1,172
Granted	594,691	3.23
Exercised	(300)	8.21		—
Cancelled or forfeited	(555,215)	3.86
Outstanding as of March 31, 2025	5,124,445	$3.00	7.11	$1,172
Options vested and expected to vest as of March 31, 2025 (2)	5,004,445	$3.00	7.08
Exercisable as of March 31, 2025	3,696,298	$2.91	6.68	$1,172

			Weighted-
			Average
			Remaining
		Weighted-	Contractual	Aggregate
	Number of	Average	Term	Intrinsic Value
	Options	Exercise Price	(Years)	(in thousands)
Outstanding as of December 31, 2025 (3)	5,546,772	$3.83	6.94	$31,996
Granted	33,580	25.45
Exercised	(29,252)	3.10	667
Cancelled or forfeited	(12,179)	5.08
Outstanding as of March 31, 2026	5,538,921	$4.03	6.72	$131,528
Options vested and expected to vest as of March 31, 2026 (4)	5,448,921	$4.05	6.71
Exercisable as of March 31, 2026	4,436,262	$3.06	6.18	$109,673
(1)	Includes 245,628 of stock options subject to performance conditions
(2)	Does not include 120,000 stock options subject to performance conditions which are improbable as of March 31, 2025.
(3)	Includes 215,628 of stock options subject to performance conditions
(4)	Does not include 90,000 stock options subject to performance conditions which are improbable as of March 31, 2026.

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. As of March 31, 2026 there was $6,803 of total unrecognized stock-based compensation expense to be recognized over a weighted-average period of 4 years, respectively. As of March 31, 2026, the Company had $656 of total unrecognized stock-based compensation expense included in the total above for stock options with performance conditions currently considered not probable of achievement.

NOTE 11 - STOCK BASED COMPENSATION

Equity Compensation Plans

The 2019 Stock Incentive Plan (the “2019 Plan”), was adopted by the Board of Directors to reserve a sufficient number of shares to facilitate the grants of stock options and restricted stock to employees, officers and directors, non-employee advisors and consultants in exchange for certain services. Awards granted under the 2019 Plan are issued at the discretion of the Board of Directors. Awards generally vest over four years; however, vesting terms are subject to terms set forth by the Board of Directors when the award is granted. Stock options granted under the 2019 Plan expire 10 years from the date of grant.

The 2019 Plan was subsequently amended in 2021 and 2023, with each amendment increasing the number of awards issuable under the plan. As of December 31, 2025, and December 31, 2024, there were 8,668,779 shares of common stock authorized to be issued under the 2019 Plan, of which 1,329,263 and 1,702,707 respectively shares of common stock remained available for future grants under the 2019 Plan.

Modification of Awards

In January 2025, the BOD approved a modification to all outstanding awards held by current employees and non-employees, reducing the exercise price to $3.23 per share. A total of 4,663,721 options were modified, incremental expense from the modification was $2,583, of which $2,376 was recorded immediately on the modification date. There were no such modifications in 2024.

Share-Based Compensation Awards

The Company estimates the fair value of stock options with service conditions and performance conditions using the Black-Scholes valuation model. The resulting fair value is recorded as compensation cost on a straight-line basis over the requisite service period. The key inputs and assumptions used to estimate the fair value of stock options include the value of the underlying stock at grant date, expected term, stock price volatility, the appropriate annual risk-free rate, and expected annual dividend yield.

Given the Company’s lack of historical data, the Company’s estimate of the expected term was calculated in accordance with the simplified method. Additionally, the Company has identified publicly traded comparable companies with similar characteristics (e.g., lithium battery manufacturing) whose historical stock price volatilities were used in the estimation of expected volatility. The risk-free interest rate is based on the U.S. Treasury zero coupon instrument with a duration/term that equals the expected term calculated by the Company.

For stock options with performance conditions, vesting is also subject to service conditions; however, the number of options that ultimately vest also depends on the attainment of certain predefined performance criteria. Note that stock options with performance conditions were issued to two strategic consultants of the Company and the performance criteria are related to the achievement of certain third-party purchase orders and contracts. No stock options with performance conditions were granted during the years ended December 31, 2025, or 2024.

The assumptions made for purposes of estimating the fair value under the Black Scholes valuation model for stock options granted during the years ended December 31, 2025, and 2024 were as follows:

Year ended December 31,
	2025	2024
Expected term of options (years)	5.00 - 6.06	5.16 - 6.07
Risk free interest rate	3.72% - 4.43%	3.44% - 4.51%
Volatility	63.34% - 65.81%	62.55% - 63.77%
Expected dividend yield	—	—
Common stock grant date fair value per share	$3.23 - $9.67	$4.80
Grant date fair value per share	$1.87 - $7.29	$2.73 - $2.99

The following table provides stock-based compensation expense by class reflected in the Company’s consolidated statements of operations related to stock options (including stock options with performance conditions) for the years ended December 31, 2025, and 2024 (in thousands):

	Year ended December 31,
	2025	2024
Research and development	$1,001	$677
Selling, general and administrative	8,448	8,448
Total	$9,449	$9,125

Stock Options

The following table summarizes stock option activity for the year ended December 31, 2025:

			Weighted-Average
		Weighted-	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic Value
	Options	Exercise Price	Term (Years)	(in thousands)
Outstanding as of December 31, 2024(1)	5,085,269	$6.78	7.28	$1,172
Granted	1,375,868	6.80
Exercised	(5,477)	3.50		26
Cancelled or forfeited(2)	(908,888)	3.63
Outstanding as of December 31, 2025	5,546,722	$3.83	6.94	$31,996
Options vested and expected to vest as of December 31, 2025(3)	5,366,772	$3.76	6.91
Exercisable as of December 31, 2025	4,240,296	$3.01	6.39	$28,248

(1)Includes 245,628 of stock options subject to performance conditions

(2)Includes 30,000 of forfeited stock options subject to performance conditions.

(3)	Does not include 90,000 stock options subject to performance conditions which are improbable as of December 31, 2025.

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. As of December 31, 2025, and 2024 there was $7,426 and $10,514 of total unrecognized stock-based compensation expense to be recognized over a weighted- average period of 4 years, respectively. As of December 31, 2025, the Company had $656 of total unrecognized stock- based compensation expense included in the total above for stock options with performance conditions currently considered not probable of achievement.

Restricted Stock Units (“RSUs”)

Between February 2024 and July 2024, the Company issued a collective total of 1,446,116 RSUs subject to performance conditions, service conditions, and market conditions. No other RSUs have been historically issued. These awards were issued to several employees and one Director, and vesting is based on the achievement of performance targets, liquidity event targets, continued service requirements, and the Company’s share price. The performance target vesting criteria include business milestones that include development, commercial, financial, and production milestones. These RSUs also have a liquidity event vesting requirement where the Company must conduct a public offering through an IPO or SPAC, or the Company must sell substantially all its outstanding stock for a change of control to occur. Additionally, these RSUs require the recipients to provide continued services through at least the second anniversary of a change in control event. The number of RSUs vest in tranches based upon share price targets of the Company’s common stock as adjusted for in the RSU agreements.

The stock price target ranges of the four tranches of the RSUs are (1) $68.02 to $136.04, (2) $136.05 to $238.06, (3) $238.07 to $340.09, and (4) greater than $340.10. Additionally, the performance conditions, which are a total of 10 discrete development, commercial, financial, and production milestones, vest in the following tranches: completion of (1) 3-4 performance conditions, (2) 5-6 performance conditions, and (3) 7 or more performance conditions.

The fair values of restricted stock units granted with performance (e.g. business milestone) and market conditions (e.g. stock price target) are estimated at the grant date using a Monte Carlo simulation model. The model determined the grant date fair value of each vesting tranche and the future date when the market condition for such tranche is expected to be achieved. The Company estimated expected term based on the midpoint between the time of vesting and the remaining time to expiration of the RSU. Given the limited market trading history of the Company’s common stock, volatility is based on a weighted blend of (i) the average volatility of peer companies within the automotive and energy storage industries multiplied by a ratio of the Company’s volatility based on available stock price data as compared to the average volatility of the Company’s peers over the same period and (ii) our implied volatility from exchange traded options. Cost of equity is calculated using (i) risk-free rate, (ii) average peer group market beta and (iii) the market-risk premium.

The following weighted average assumptions were used as inputs to the Monte Carlo simulation in determining the estimated grant-date fair value of the Company’s RSUs for the year ended December 31, 2024:

Year ended
December 31, 2024
Volatility	75%
Risk-free interest rate	4%
Expected dividend yield	0%
Term (years)	3.0

The Company had 1,394,670 and 1,446,116 RSUs outstanding as of December 31, 2025 and December 31, 2024 respectively, all of which were granted during the year ended December 31, 2024. The grant date value of common stock for each RSU granted was $4.80 per share. The weighted average fair value of these awards on the respective grant dates in 2024 was $1.28 per share.

As of December 31, 2025, none of the vesting conditions were determined to be probable to occur and therefore, the Company did not recognize any stock-based compensation expense related to these RSUs during the year-end December 31, 2025. As of December 31, 2025, the Company had approximately $1,785 of total unrecognized stock-based compensation expense for the RSUs subject to performance conditions considered not probable of achievement.

Restricted Stock Awards (“RSAs”)

During the year ended December 31, 2025, the Company issued 17,910 shares of restricted common stock (RSAs) to a consultant. The RSAs vested immediately and the compensation expense was recognized upon vesting. The fair value of the RSAs was measured based on the fair value of the Company’s common stock on the grant date. The Company recognized RSA-related compensation expense of $86 during the year ended December 31, 2025. There were no outstanding RSAs as of December 31, 2025 and 2024.